Capital Lease Obligation	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Leases, Capital [Abstract]
Leases of Lessee Disclosure [Text Block]
8.	Capital Lease Obligation

As discussed above, iBio CMO is leasing its facility in Bryan, Texas as well as certain equipment from the Second Eastern Affiliate under a 34-year sublease. iBio CMO began operations at the facility on December 22, 2015 pursuant to agreements between iBio CMO and the Second Eastern Affiliate granting iBio CMO temporary rights to access the facility. These temporary agreements were superseded by the Sublease Agreement, dated January 13, 2016, between iBio CMO and the Second Eastern Affiliate (the “sublease”). The 34-year term of the sublease may be extended by iBio CMO for a ten-year period, so long as iBio CMO is not in default under the sublease. Under the sublease, iBio CMO is required to pay base rent at an annual rate of $2,100,000, paid in equal quarterly installments on the first day of each February, May, August and November. The base rent is subject to increase annually in accordance with increases in the Consumer Price Index. The base rent under the Second Eastern Affiliate’s ground lease for the property is subject to adjustment, based on an appraisal of the property, in 2030 and upon any extension of the ground lease. The base rent under the sublease will be increased by any increase in the base rent under the ground lease as a result of such adjustments. iBio CMO is also responsible for all costs and expenses in connection with the ownership, management, operation, replacement, maintenance and repair of the property under the sublease.

In addition to the base rent, iBio CMO is required to pay, for each calendar year during the term, a portion of the total gross sales for products manufactured or processed at the facility, equal to 7% of the first $5,000,000 of gross sales, 6% of gross sales between $5,000,001 and $25,000,000, 5% of gross sales between $25,000,001 and $50,000,000, 4% of gross sales between $50,000,001 and $100,000,000, and 3% of gross sales between $100,000,001 and $500,000,000. However, if for any calendar year period from January 1, 2018 through December 31, 2019, iBio CMO’s applicable gross sales are less than $5,000,000, or for any calendar year period from and after January 1, 2020, its applicable gross sales are less than $10,000,000, then iBio CMO is required to pay the amount that would have been payable if it had achieved such minimum gross sales and shall pay no less than the applicable percentage for the minimum gross sales for each subsequent calendar year. Percentage rent amounted to approximately $29,000 and $75,000 for the three and nine months ended March 31, 2017, respectively. The percentage rent for the fiscal year ended June 30, 2016 amounted to approximately $27,000.

Interest expense incurred under the capital lease obligation amounted to $481,000 and $323,000 for the three months ended March 31, 2017 and 2016, respectively, and $1,447,000 and $323,000 for the nine months ended March 31, 2017 and 2016, respectively.

Future minimum payments under the capitalized lease obligations are due as follows:

Fiscal period ending on:	Principal	Interest	Total
March 31, 2018	$179,693	$1,920,307	$2,100,000
March 31, 2019	193,758	1,906,242	2,100,000
March 31, 2020	208,924	1,891,076	2,100,000
March 31, 2021	225,277	1,874,723	2,100,000
March 31, 2022	242,911	1,857,089	2,100,000
Thereafter	24,257,788	34,542,212	58,800,000

Total minimum lease payments	25,308,351	$43,991,649	$69,300,000
Less: current portion	(179,693)
Long-term portion of minimum lease obligations	$25,128,658

10.	Capital Lease Obligation

As discussed above, iBio CMO is leasing its facility in Bryan, Texas as well as certain equipment from the Second Affiliate under a 34-year sublease. iBio CMO began operations at the facility on December 22, 2015 pursuant to agreements between iBio CMO and the Second Affiliate granting iBio CMO temporary rights to access the facility. These temporary agreements were superseded by the Sublease Agreement, dated January 13, 2016, between iBio CMO and the Second Affiliate (the “sublease”). The 34-year term of the sublease may be extended by iBio CMO for a ten-year period, so long as iBio CMO is not in default under the sublease. Under the sublease, iBio CMO is required to pay base rent at an annual rate of $2,100,000, paid in equal quarterly installments on the first day of each February, May, August and November. The base rent is subject to increase annually in accordance with increases in the Consumer Price Index. The base rent under the Second Affiliate’s ground lease for the property is subject to adjustment, based on an appraisal of the property, in 2030 and upon any extension of the ground lease. The base rent under the sublease will be increased by any increase in the base rent under the ground lease as a result of such adjustments. iBio CMO is also responsible for all costs and expenses in connection with the ownership, management, operation, replacement, maintenance and repair of the property under the sublease.

In addition to the base rent, iBio CMO is required to pay, for each calendar year during the term, a portion of the total gross sales for products manufactured or processed at the facility, equal to 7% of the first $5,000,000 of gross sales, 6% of gross sales between $5,000,001 and $25,000,000, 5% of gross sales between $25,000,001 and $50,000,000, 4% of gross sales between $50,000,001 and $100,000,000, and 3% of gross sales between $100,000,001 and $500,000,000. However, if for any calendar year period from January 1, 2018 through December 31, 2019, iBio CMO’s applicable gross sales are less than $5,000,000, or for any calendar year period from and after January 1, 2020, its applicable gross sales are less than $10,000,000, then iBio CMO is required to pay the amount that would have been payable if it had achieved such minimum gross sales and shall pay no less than the applicable percentage for the minimum gross sales for each subsequent calendar year. Percentage rent amounted to $27,000 in 2016.

Interest expense incurred under the capital lease obligation amounted to $807,000 and $0 in 2016 and 2015, respectively.

Future minimum payments under the capitalized lease obligations are due as follows:

Year Ending:	Principal	Interest	Total
2017	$169,818	$1,930,182	$2,100,000
2018	183,110	1,916,890	2,100,000
2019	197,443	1,902,557	2,100,000
2020	212,898	1,887,102	2,100,000
2021	229,562	1,870,438	2,100,000
Thereafter	24,441,676	35,933,324	60,375,000

Total minimum lease payments	25,434,507	$45,440,493	$70,875,000
Less: current portion	(169,818)
Long-term portion of minimum lease obligations	$25,264,689